Financial risk management and financial instruments - Statement of Financial Position and Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial risk management and financial instruments
Financial assets	R 93,127	R 85,517
Financial liabilities	(146,464)	(155,495)
Net gain/(loss) on derivative instruments	1,426	2,003	R 2,364
Commodity and currency derivatives, Embedded derivatives and Non-derivative financial instruments
Financial risk management and financial instruments
Financial assets	9,084	6,395
Financial liabilities	(549)	(66)
Net gain/(loss) on derivative instruments	1,426	2,004	2,364
Crude oil put options
Financial risk management and financial instruments
Financial assets		1,055
Net gain/(loss) on derivative instruments	(1,021)	(391)	(953)
Crude oil futures
Financial risk management and financial instruments
Financial assets	1,140
Net gain/(loss) on derivative instruments	(1,716)		(180)
Ethane swap options
Financial risk management and financial instruments
Net gain/(loss) on derivative instruments			(17)
Other commodity derivatives
Financial risk management and financial instruments
Financial assets	14
Financial liabilities	(6)	(30)
Net gain/(loss) on derivative instruments	5	(36)	(63)
Forward exchange contracts
Financial risk management and financial instruments
Financial assets	188	696
Financial liabilities	(151)	(15)
Net gain/(loss) on derivative instruments	1,563	1,132	1,091
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets	441	609
Net gain/(loss) on derivative instruments	1,355	323	810
Put options - Rand/US$ currency
Financial risk management and financial instruments
Financial assets	50
Net gain/(loss) on derivative instruments	22
Put spread options - Brent crude oil
Financial risk management and financial instruments
Financial assets	397
Net gain/(loss) on derivative instruments	(402)
Put with a call spread option - Brent crude oil
Financial risk management and financial instruments
Financial liabilities	(83)
Net gain/(loss) on derivative instruments	(347)
Convertible bond embedded derivative
Financial risk management and financial instruments
Financial liabilities	(309)	(7)
Net gain/(loss) on derivative instruments	(312)	52	1,233
Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Financial assets	3,022	863
Financial liabilities		(14)
Net gain/(loss) on derivative instruments	2,279	924	R 443
Investments at fair value through profit or loss
Financial risk management and financial instruments
Financial assets	R 3,832	R 3,172